SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
SEGMENT REPORTING
SEGMENT REPORTING

3SEGMENT REPORTING

For the purpose of resources allocation and performance assessment, the chief operating decision maker (“CODM”) reviews the overall results and financial position of the Group as a whole. Accordingly, the Group has only one operating segment and no further discrete financial information nor analysis of this single segment is presented.

Geographic information

Disaggregation of revenue from contracts with customers is as follows:

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000
Chinese Mainland	152,686	226,558
Overseas regions	46,929	119,299
	199,615	345,857